Investment Property (Table)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about investment property [abstract]
Disclosure of detailed information about investment property explanatory
(1)	Investment property as of December 31, 2024 and 2023 are as follows:

(In millions of won)
	December 31, 2024				December 31, 2023
	Acquisition cost		Accumulated depreciation	Carrying amount	Acquisition cost	Accumulated depreciation	Carrying amount
Land	₩	9,787	—	9,787	14,199	—	14,199
Buildings		23,010	(14,981)	8,029	27,462	(17,220)	10,242
Right-of-use assets		16,518	(7,723)	8,795	16,975	(6,604)	10,371

	₩	49,315	(22,704)	26,611	58,636	(23,824)	34,812

(2)	Changes in investment property for the years ended December 31, 2024 and 2023 are as follows:

(In millions of won)
	2024
	Beginning balance		Transfer(*)	Depreciation	Ending balance
Land	₩	14,199	(4,412)	—	9,787
Buildings		10,242	(1,143)	(1,070)	8,029
Right-of-use assets		10,371	73	(1,649)	8,795

	₩	34,812	(5,482)	(2,719)	26,611

(In millions of won)
	2023
	Beginning balance		Transfer	Depreciation	Ending balance
Land	₩	6,115	8,084	—	14,199
Buildings		6,884	5,343	(1,985)	10,242
Right-of-use assets		12,138	473	(2,240)	10,371

	₩	25,137	13,900	(4,225)	34,812

(*)
The Group decided to dispose of the shares of NATE Communications Corporation (formerly, SK Communications Co., Ltd.) and SK m&service Co., Ltd., the consolidated subsidiaries, and reclassified the investment property amounting to ₩1,719 million of SK m&service Co., Ltd. as assets held for sale.